EQUITABLE ACCUMULATOR(SM)
                          PROSPECTUS DATED MAY 1, 1999

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

The following information is inserted on page 48 of the prospectus under "baseBUILDER benefits charge" at the end of the first paragraph:

         The charge for the baseBUILDER combined guaranteed minimum income benefit with the 5% to age 70 guaranteed minimum death benefit is equal to 0.15% of the benefit base in effect on the contract date anniversary.